Interests in Other Entities (Details) - Schedule of interests in other entities	12 Months Ended
Dec. 31, 2020
Safe-T Data A.R Ltd. [Member]
Interests in Other Entities (Details) - Schedule of interests in other entities [Line Items]
Name of company	Safe-T Data A.R Ltd.
Principal place of business	Israel
Nature of business activities	Development of data security software
Percentage held directly by the Company	100.00%
Rate of shares held by the Company	100.00%
Safe-T USA Inc. [Member]
Interests in Other Entities (Details) - Schedule of interests in other entities [Line Items]
Name of company	Safe-T USA Inc.
Principal place of business	USA
Nature of business activities	Business development and sales in the USA
Percentage held directly by the Company
Rate of shares held by the Company	100.00%
NetNut Ltd [Member]
Interests in Other Entities (Details) - Schedule of interests in other entities [Line Items]
Name of company	NetNut Ltd.(1)	[1]
Principal place of business	Israel	[1]
Nature of business activities	Business IPPN solution	[1]
Percentage held directly by the Company	100.00%	[1]
Rate of shares held by the Company	100.00%	[1]
Chi Cooked LLC [Member]
Interests in Other Entities (Details) - Schedule of interests in other entities [Line Items]
Name of company	Chi Cooked LLC (2)	[2]
Principal place of business	USA	[2]
Nature of business activities	IPPN solution	[2]
Percentage held directly by the Company		[2]
Rate of shares held by the Company	100.00%	[2]

[1]	Acquired on June 12, 2019
[2]	Acquired on December 8, 2020